DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATION

Reconciliation of revenue and expense items in discontinued operations in the consolidated statements of operations:

Year Ended
December 31,
2020

REVENUES	$541,200

OPERATING EXPENSES
Payroll and related expenses	515,741
General and administrative	53,398
Total operating expenses	569,139
Financing costs including interest	46,967
Gain on debt extinguishment	(1,032,160)
INCOME FROM DISCONTINUED OPERATIONS	$957,254

Reconciliation of cash flows from operating activities and financing activities on the statements of cash flows:

Year Ended
December 31,
2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from discontinued operations	$957,254
Adjustments to reconcile net income to net cash provided by discontinued operations:
Gain on forgiveness or assumption of promissory notes and accrued expenses	(1,032,160)
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	46,967
Net cash provided by operating activities	(5,439)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	338,373
Repayments on promissory notes – related parties	(1,590)
Net cash provided by financing activities	336,783

Net cash provided by discontinued operations	$331,344